Derivatives - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) GBP (£)	Jan. 31, 2023 USD ($) derivativeAgreement Rate	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Cash flow hedge gain to be reclassified within next 12 months	$ 9,100,000
Interest rate swap
Derivative [Line Items]
Notational amount		$ 750,000,000	$ 400,000,000
Pay rate		3.44%	3.06%
Number of Interest swap agreements | derivativeAgreement		2
Receive rate	5.36%
Foreign currency contract
Derivative [Line Items]
Notational amount	$ 330,000,000
Exchange rate | Rate		120.50%
Foreign currency contract | Maximum
Derivative [Line Items]
Price range | £	1.20550
Foreign currency contract | Minimum
Derivative [Line Items]
Price range | £	1.20440